CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 4,218	$ (4,177)	$ 7,164
Adjustments required to reconcile net income (loss) to net cash provided by or used in operating activities:
Depreciation and amortization	3,207	2,883	3,239
Amortization of marketable securities premiums and accretion of discounts, net	349	436	416
Equity in losses of an affiliated company, net of interest on loans to an affiliated company	21	350	277
Stock-based compensation	1,701	1,529	2,323
Decrease (increase) in accrued interest on loans, marketable securities and bank deposits	73	4	(182)
Decrease (increase) in deferred income tax assets, net	(1,946)	14	(652)
Decrease (increase) in trade receivables, net	(2,254)	6,725	(4,602)
Decrease (increase) in other receivables and prepaid expenses	110	127	(403)
Decrease (increase) in inventories	2,986	3,618	(4,136)
Increase (decrease) in trade payables	403	(5,545)	(1,157)
Increase (decrease) in other payables and accrued expenses and other liabilities	2,577	(3,054)	(5,464)
Increase in deferred revenues	3,138	270	1,978
Decrease in accrued severance pay, net	(495)	(184)	(86)
Net cash provided by (used in) operating activities	14,088	2,996	(1,285)
Cash flows from investing activities:
Net loans provided to an affiliated company	(1,211)	(183)	(211)
Purchase of property and equipment	(1,586)	(2,006)	(1,579)
Purchase of marketable securities	0	0	(24,402)
Short-term and restricted bank deposits, net	1,229	3,678	(183)
Proceeds from redemption of marketable securities upon maturity	7,600	0	0
Proceeds from redemption of long-term bank deposits	2,623
Investment in long-term and restricted bank deposits	0	(131)	(9,120)
Net cash provided by (used in) investing activities	8,655	1,358	(35,495)
Cash flows from financing activities:
Purchase of treasury stock	0	(6,917)	(3,812)
Proceeds from long-term bank loans	0	0	24,005
Repayment of long-term bank loans	(8,436)	(10,242)	(6,600)
Payment for acquisition of NSC non-controlling interest	(515)	(336)	(278)
Proceeds from issuance of shares upon exercise of options, warrants and employee stock purchase plan	1,752	103	1,411
Net cash provided by (used in) financing activities	(7,199)	(17,392)	14,726
Increase (decrease) in cash and cash equivalents	15,544	(13,038)	(22,054)
Cash and cash equivalents at the beginning of the year	15,219	28,257	50,311
Cash and cash equivalents at the end of the year	30,763	15,219	28,257
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	429	313	848
Cash paid during the year for interest	583	789	356
Supplemental disclosures of non cash operational, financing and investing activities
Net change in gain (loss) on foreign currency cash flow hedges	(1,303)	1,543	(1,062)
Total commitment in respect of treasury stock purchasing	0	0	197
Conversion of employees stock purchase plan liability to equity upon issuance of shares	$ 0	$ 0	$ 294